SENIOR PREFERRED STOCK	12 Months Ended
Dec. 31, 2011
SENIOR PREFERRED STOCK

NOTE T - SENIOR PREFERRED STOCK

On February 6, 2009, as part of the U.S. Department of Treasury’s (“Treasury”) Capital Purchase Program (“CPP”), the Company received a $5.0 million equity investment by issuing 5 thousand shares of Series A, no par value preferred stock to the Treasury pursuant to a Letter Agreement and Securities Purchase Agreement that was previously disclosed by the Company. The Company also issued a warrant to the Treasury allowing it to purchase 54,705 shares of the Company’s common stock at an exercise price of $13.71. The warrant can be exercised immediately and has a term of 10 years.

The non-voting Series A preferred shares issued, with a liquidation preference of $1 thousand per share, will pay a cumulative cash dividend quarterly at 5% per annum during the first five years the preferred shares are outstanding, resetting to 9% thereafter if not redeemed. The CPP also includes certain restrictions on dividend payments of the Company’s lower ranking equity and the ability to purchase its outstanding common shares.

The Company allocated the proceeds received from the Treasury, net of transaction costs, on a pro rata basis to the Series A preferred stock and the warrant based on their relative fair values. The Company assigned $.3 million and $4.7 million to the warrant and the Series A preferred stock, respectively. The resulting discount on the Series A preferred stock is being accreted up to the $5.0 million liquidation amount at the time of the exchange discussed in the following paragraph.

On September 29, 2010, and pursuant to the terms of the letter agreement between the Company and the United States Department of the Treasury (“Treasury”), the Company closed a transaction whereby Treasury exchanged its 5,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series UST, (The “CPP Preferred Shares”) for 5,000 shares of a new series of preferred stock designated Fixed Rate Cumulative Perpetual Preferred Stock, Series CD (the “CDCI Preferred Shares”). On the same day, and pursuant to the terms of the letter agreement between the Company and Treasury, the Company issued an additional 12,123 CDCI Preferred Shares to Treasury for a purchase price of $12,123,000. As a result of the CDCI Transactions, the Company is no longer participating in the TARP Capital Purchase Program being administered by Treasury and is now participating in Treasury’s TARP Community Development Capital Initiative (the “CDCI”). The terms of the CDCI Transactions are more fully set forth in the Exchange Letter Agreement and the Purchase Letter Agreement.

The Letter Agreement, pursuant to which the Preferred Shares were exchanged, contains limitations on the payment of dividends on the common stock to no more than 100% of the aggregate per share dividend and distributions for the immediate prior fiscal year (dividends of $0.15 per share were declared and paid in 2010) and on the Company’s ability to repurchase its common stock, and continues to subject the Company to certain of the executive compensation limitations included in the Emergency Economic Stabilization Act of 2008 (EESA), as previously disclosed by the Company.

The most significant difference in terms between the CDCI Preferred Shares and the CPP Preferred Shares is the dividend rate applicable to each. The CPP Preferred Shares entitled the holder to an annual dividend of 5% of the liquidation value of the shares, payable quarterly in arrears; by contrast, the CDCI Preferred Shares entitle the holder to an annual dividend of 2% of the liquidation value of the shares, payable quarterly in arrears. Other differences in terms between the CDCI Preferred Shares and the CPP Preferred Shares, include, without limitation, the restrictions on common stock dividends and on redemption of common stock and other securities exist. The terms of the CDCI Preferred Shares are more fully set forth in the Articles of Amendment creating the CDCI Preferred Shares, which Articles of Amendment were filed with the Mississippi Secretary of State on September 27, 2010.

As a condition to participation in the CDCI, the Company was required to obtain certification as a Community Development Financial Institution (a “CDFI”) from Treasury’s Community Development Financial Fund. On September 28, 2010, the Company was notified that its application for CDFI certification had been approved. In order to become certified and maintain its certification as a CDFI, the Company is required to meet the CDFI eligibility requirements set forth in 12 C.F.R. 1805.201(b).